Prepayments and other current assets	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Prepayments and other current assets
5.	Prepayments and other current assets

The prepayments and other current assets consist of the following:

	As of December 31,
	2023	2024
Prepayments and other current assets
VAT recoverable and refund	55,403	62,620
Prepayments to vendors (Note a)	46,277	18,848
Deferred charges	7,546	3,808
Deposits	3,746	2,150
Others (Note b)	9,270	3,448
Total	122,242	90,874

Note a: Prepayments to vendors mainly represent prepayments made to third-party suppliers for foundry services. The Company also records a write-down for the prepayment to third-party suppliers when the Company believes that the net realizable value (being the estimated selling price of final products, less the costs of completion and selling expenses) is less than carrying amount. For the years ended December 31, 2022, 2023 and 2024, the Company recorded write-downs of US$12,828, US$5,627 and US$9,745 for the prepayment to third-party suppliers in cost of revenues.

Note b: During the years ended December 31, 2022, 2023 and 2024, the Company recorded provision of allowance for other receivables of US$13, US$0.3 and US$1,596, respectively.